SCHEDULE OF ASSUMPTIONS USED IN WARRANT LIABILITY (Details)	Jul. 31, 2021 $ / shares	Apr. 14, 2021 $ / shares	Nov. 30, 2020 $ / shares	Oct. 31, 2020 $ / shares	Oct. 16, 2020 $ / shares	Jul. 31, 2020 $ / shares	May 31, 2020 $ / shares	Oct. 31, 2019 $ / shares	Mar. 14, 2019 $ / shares
Exercise Price				$ 0.372			$ 0.64	$ 0.372
Stock Price	$ 0			0		$ 0
Measurement Input, Expected Term [Member]
Expected Term					4 years 9 months 3 days				5 years 6 months
Measurement Input, Exercise Price [Member]
Measurement input percentage					1.25				22.50
Measurement Input, Share Price [Member]
Measurement input percentage					0.406				6.45
Private Placement [Member]
Exercise Price			$ 0.35
Expected Term			5 years
Warrant Liability [Member]
Exercise Price	0.30			0.37
Stock Price	$ 0.41			$ 0.34
Warrant Liability [Member] | Measurement Input, Expected Term [Member]
Expected Term	3 years 1 month 13 days			3 years 10 months 13 days				4 years 10 months 13 days
Warrant Liability [Member] | Measurement Input, Price Volatility [Member]
Measurement input percentage				1.0558				1.0099
Warrant Liability [Member] | Measurement Input, Risk Free Interest Rate [Member]
Measurement input percentage	0.0035			0.0029				0.0151
Warrant Liability [Member] | Measurement Input, Exercise Price [Member]
Exercise Price				$ 0.37				$ 0.37
Warrant Liability [Member] | Measurement Input, Share Price [Member]
Stock Price				$ 0.34				$ 0.32
Warrant Liability [Member] | Private Placement [Member]
Exercise Price	$ 0.70	$ 0.70
Stock Price	$ 0.41	$ 0.57
Warrant Liability [Member] | Private Placement [Member] | Measurement Input, Expected Term [Member]
Expected Term	5 years	5 years
Warrant Liability [Member] | Private Placement [Member] | Measurement Input, Price Volatility [Member]
Measurement input percentage	1.07	1.06
Warrant Liability [Member] | Private Placement [Member] | Measurement Input, Risk Free Interest Rate [Member]
Measurement input percentage	0.0069	0.0085
Warrant Liability [Member] | IPO [Member] | Measurement Input, Price Volatility [Member]
Measurement input percentage	1.23			1.06